Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 3,564,719	¥ 2,214,951	¥ 1,340,944
Balance at end of the year	5,763,386	3,564,719	2,214,951
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	2,221,222	1,511,434	889,877
Loss utilized [Member]
Valuation Allowance [Line Items]
Valuation allowance	(6,001)	(128,212)	(1,950)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ (16,554)	¥ (33,454)	¥ (13,920)